Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 342,725,553.00
Previously Paid Amount	153.10
Total Fee Amount	52,471.28
Total Offset Amount	0.00
Net Fee	$ 52,318.18